Restructuring - Summary of the Changes in Restructuring Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Restructuring liabilities, beginning	$ 0	$ 0	$ 0
Provisions and adjustments	$ 1,046	984	$ 984
Cash payments		(984)
Restructuring liabilities, ending		$ 0